The Company and a Summary of its Significant Accounting Policies - Assumptions Used to Estimate Fair Value of Each Option for Employees on Date of Grant (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Assumed risk-free interest rate,minimum	1.68%	2.46%
Assumed risk-free interest rate,maximum	2.50%	3.00%
Assumed volatility,minimum	72.30%	72.30%
Assumed volatility,maximum	73.50%	78.25%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected option term	6 years 7 days	5 years 9 months 3 days
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected option term	6 years 29 days	6 years 14 days